INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSES (BENEFITS)

The income tax (benefits) expenses consist of the following components:

	For the years ended December 31,
	2023	2024	2025	2025
	HKD’000	HKD’000	HKD’000	US$’000
Current tax	733	18	-	-
Overprovision in prior years	-	(149)	-	-
Deferred tax	(1,791)	(982)	3,087	397
Total	(1,058)	(1,113)	3,087	397

SCHEDULE OF RECONCILIATION OF PROVISION FOR INCOME TAXES

A reconciliation of the provision for income taxes determined at the Hong Kong statutory income tax rate to the Company’s effective income tax rate is as follows:

	For the years ended December 31,
	2023	2024	2025	2025
	HKD’000	HKD’000	HKD’000	US$’000
Loss before income taxes	(7,072)	(6,636)	(36,266)	(4,662)
Tax at Hong Kong statutory tax rate of 16.5%	(1,167)	(1,095)	(5,984)	(769)
Reconciling items:
Effect of tax-exempt for the Company and its subsidiaries incorporated in Cayman Islands and British Virgin Islands	33	35	3,143	404
Adjustments in respect of current tax of previous years	-	(149)	-	-
Tax effect of Hong Kong concessionary tax rate	(165)	(12)	-	-
Tax effect of temporary difference	(13)	-	-	-
Change in valuation allowance	-	-	5,822	748
Tax effect of non-taxable income	(39)	(98)	(44)	(6)
Tax effect of deductible expense	293	206	6	1
Others	-	-	144	19
Income tax (benefits) expense	(1,058)	(1,113)	3,087	397

SCHEDULE OF COMPONENTS OF DEFERRED TAX

Significant components of deferred tax were as follows:

	Property and equipment	Allowance for expected credit losses	Net operating loss	Right-of-use assets	Lease liabilities	Total	Total
	HKD’000	HKD’000	HKD’000	HKD’000	HKD’000	HKD’000	US$’000

As of January 1, 2023	314	-	-	-	-	314	39
Recognized in statements of loss	(15)	1,806	-	-	-	1,791	231

As of December 31, 2023	299	1,806	-	-	-	2,105	270
Recognized in statements of loss	(112)	(236)	1,330	-	-	982	126

As of December 31, 2024	187	1,570	1,330	-	-	3,087	396
Recognized in statements of loss	(122)	311	2,546	166	(166)	2,735	351

Less: Valuation allowance	(65)	(1,881)	(3,876)	(166)	166	(5,822)	(747)

As of December 31, 2025	-	-	-	-	-	-	-